Equity Transactions (Details Narrative) - USD ($)														1 Months Ended				3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 02, 2021	Sep. 24, 2020	Sep. 11, 2020	Sep. 11, 2020	Jul. 29, 2020	Jul. 28, 2020	Jul. 28, 2020	Apr. 30, 2020	Apr. 23, 2020	Nov. 21, 2019	Apr. 25, 2019	Feb. 06, 2019	Jan. 08, 2019	Feb. 29, 2020	Aug. 31, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 05, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share																$ 0.40				$ 0.40
Debt conversion of common stock shares																	250,000
Common stock, shares authorized					1,600,000,000													1,600,000,000			1,600,000,000		1,600,000,000	1,600,000,000
Preferred stock, shares authorized					1,000,000,000													1,000,000,000			1,000,000,000		1,000,000,000
Stock options granted																					54,750,000			250,000
Stock options exercise price																					$ 0.07	$ (0)		$ 0.40
Stock option expiration term																					10 years
Compensation expense																		$ 162,359			$ 1,024,359	$ 643
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																		29,635,000			29,635,000		410,000	425,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																					14,416,667
Share-based Payment Arrangement, Expense																					$ 1,024,359	$ 643	$ 643	$ 1,785,082
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																					9 years 4 months 28 days	7 years 8 months 15 days	6 years 8 months 19 days	0 years
Management fee																						$ 0	$ 0	$ 0
Potentially anti-dilutive, share																					900,907,436	909,644,483
Common stock, par value																		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Additional paid-in capital																		$ 43,540,358			$ 43,540,358		$ 42,515,999	$ 28,172,146
Accumulated deficit																		(47,911,264)			(47,911,264)		(43,858,974)	(37,362,531)
Non-controlling interest																		$ (370,132)			$ (370,132)		$ (370,132)	(370,132)
Shares issued during period, value																						$ 218,414		$ 4,419,787
Number of shares issued for consulting fees																130,085
Number of shares issued for consulting fees, value																$ 52,033
Warrants to purchase common stock			363,146,765	363,146,765
Authorized shares, description					he Company filed its Second Amended and Restated Certificate of Incorporation (the “Amended COI”). The Amended COI provides for the issuance of up 1,600,000,000 shares of Common Stock and 1,000,000,000 shares of Preferred Stock, of which 800,000,000 shares are designated as Series A Preferred Stock and eliminates the previously authorized classes of preferred stock. The Amended COI also delineates the rights of the Series A Preferred Stock.
Preferred stock, par value																		$ 0.001			$ 0.001		$ 0.001
RMS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																							$ 33,700
Additional paid-in capital																							$ 3,566,000
Accumulated deficit																							9,296,000
Non-controlling interest																							370,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price, per share																		$ 0.04			$ 0.04
Shares issued during period, value													$ 5,650,000
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Potentially anti-dilutive, share																					22,607,701
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Potentially anti-dilutive, share																					29,635,000
Share-based Payment Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																		29,635,000			29,635,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																					14,801,667
Share-based Payment Arrangement, Expense																		$ 162,000			$ 1,024,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount																		$ 574,000			$ 574,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																					3 years 1 month 13 days
Secured Convertible Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount	$ 2,575,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion of common stock shares																								1,875,000
Debt conversion price per share													$ 0.40											$ 0.40
Debt instrument face amount																								$ 750,000
Warrants to purchase common stock																								1,875,000
Number of common stock shares sold																								15
Fair value of notes payable																								$ 598,000
Convertible Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount																							750,000
Fair value of notes payable																							598,000
Convertible Note [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion of common stock shares												250,000
Debt conversion price per share												$ 0.40
Cancellation of debt												$ 100,000
Debt instrument converted value												$ 100,000
Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount																								78,000
Directors and Officers [Member] | Secured Convertible Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options granted	54,750,000
Stock options exercise price	$ 0.07
Directors and Officers [Member] | Secured Convertible Note Purchase Agreement [Member] | Immediately Vested [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock options granted	4,750,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																					$ 205,000
Four Purchasers [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount													$ 2,000,000
Proceeds from debt													1,800,000
Cancellation of debt													$ 200,000
Four Purchasers [Member] | Convertible Note [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share													$ 0.75
Debt instrument face amount													$ 50,000
Additional Purchasers [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate amount of capital raised																									$ 7,000,000
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of shares issued for services																								43,500
Share issued price per share															$ 0.29
Number of shares issued for services															150,000
Mr. William Horne [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share											$ 0.40
Compensation expense											$ 1,690,000
Shares issued during period, value											$ 4,225,634
Vested percentage											100.00%
Number of options to purchase shares of common stock |											4,475,634
Percentage for common stock outstanding											7.00%
Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock			1,000,000	1,000,000
Former CEO [Member] | Restricted Stock Award [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																							$ 1,000	$ 95,000
Former CEO [Member] | Employment Agreement [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options to purchase shares of common stock |																								250,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share		$ 0.014
Preferred stock, shares authorized					800,000,000													800,000,000			800,000,000		1,000,000,000	1,000,000,000
Stock issued during period new issue shares		15,235,381
Number of shares converted																		4,431,530			22,235,055		4,020,031
Common stock conversion ratio																					common stock at a 1:1 ratio		common stock at a 1:1 ratio
Preferred stock, par value																		$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding																		515,874,354			515,874,354		538,109,409	0
Series A Preferred Stock [Member] | Outstanding Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period new issue shares		323,844,416
Principal amount and accrued interest		$ 4,483,617						$ 4,483,617
Series A Preferred Stock [Member] | Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period new issue shares		323,844,416						323,844,416
Principal amount and accrued interest								$ 4,483,617
Series A Preferred Stock [Member] | Hawes Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		35,860,079
Series A Preferred Stock [Member] | Purchasers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period new issue shares		203,049,643
Proceeds from offering		$ 3,055,985
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of additional exchange shares issued													17,264
Series C Preferred Stock [Member] | RMS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for acquisition																							33,661
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share		$ 0.014
Stock conversion shares issued				117,362,143
Number of shares issued for acquisition		15,235,381	218,285,024
Number of shares issued for acquisition						$ 2,800,000
Shares issued during period, value			$ 3,055,985
Stock issuance costs			$ 320,000
Series A Preferred Stock [Member] | Purchasers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for acquisition		203,049,643
Series A Preferred Stock [Member] | Promissory Notes from April 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock conversion shares issued				123,031,819
Series A Preferred Stock [Member] | Hawes Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock conversion shares issued				35,860,079
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																							10,000	10,000
Number of shares converted																								715,279
Value of converted shares																								$ 2,650
Beneficial conversion feature																				$ 33,000
Preferred stock, par value																							$ 0.001	$ 0.001
Preferred stock, shares outstanding																							0	6,100
Series B Convertible Preferred Stock [Member] | Accrued Dividends [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																								50,367
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion price per share													$ 0.36
Series B Convertible Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																								715,279
Number of common stock shares sold																								9,250
Preferred stock, par value																								$ 0.001
Series B Convertible Preferred Stocks [Member] | Accrued Dividends [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																								2,650
Series B and Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted							17,893,076
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding																							0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding																							0
Series B and Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion of common stock shares						17,893,076
Stock conversion shares issued						17,893,076
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period new issue shares																						4,368,278		17,700,000
Number of shares converted													17,263,889
Potentially anti-dilutive, share																							410,000	425,000
Shares issued during period, value																						$ 4,368		$ 17,700
Common Stock [Member] | RMS [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted																							33,661,000
Series B Warrant Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price per share																								$ 0.40
Stock issued during period new issue shares																								403,125
Shares issued during period, value																								$ 73,000
Warrants to purchase common stock																								1,007,813
Fair value of warrants																								$ 75,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Potentially anti-dilutive, share																							23,937,765	44,806,076
Warrants exercise price, per share																							$ 0.016
Warrants to purchase common stock																							387,126,145
LilyCon Investments, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of shares issued for services														$ 35,000
Share issued price per share														$ 0.32
Number of shares issued for services														109,375
Home Management LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion of common stock shares									4,368,278
Warrant term									10 years
Debt conversion price per share									$ 0.014
Warrants exercise price, per share									$ 0.05
Debt instrument face amount									$ 1,717,000
FWHC HOLDINGS, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant term			10 years	10 years
Warrants exercise price, per share			$ 0.014	$ 0.014
FWHC HOLDINGS, LLC [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period new issue shares										146,998
Beneficial conversion feature																								$ 623,000
Preferred stock, par value										$ 0.001
FWHC HOLDINGS, LLC [Member] | Promissory Notes from April 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		123,031,819
FWHC HOLDINGS, LLC [Member] | Hawes Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		35,860,079
FWHC HOLDINGS, LLC [Member] | Series A Preferred Stock [Member] | Promissory Notes from April 2020 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		123,031,819
FWHC HOLDINGS, LLC [Member] | Series A Preferred Stock [Member] | April Secured Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted		75,162,429